Nature of Business and Significant Accounting Policies (Details Narrative) $ in Millions		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020 USD ($) Integer shares	Sep. 30, 2021 shares	Dec. 31, 2019 shares	Dec. 30, 2019 shares
Property, Plant and Equipment [Line Items]
Number of reportable segments | Integer		1
Reverse stock split description	On January 15, 2020, the Company effected a one-for-ten reverse split of its issued and outstanding shares of its common stock (the “Reverse Stock Split”). Every 10 shares of common stock issued and outstanding were automatically combined into one share of issued and outstanding common stock, without any change in the par value per share.
Shares issued		4,075,257	4,194,111	3,932,370	39,323,701
Shares outstanding		4,055,593	4,174,447	3,920,589	39,205,895
Reduction of revenues | $		$ 3.5
Income tax examination, likelihood of unfavorable settlement		Uncertain tax positions are recognized in the financial statements when it is more likely than not (i.e., a likelihood of more than fifty percent) that a position taken or expected to be taken in a tax return would be sustained upon examination by tax authorities that have full knowledge of all relevant information. A recognized tax position is then measured as the largest amount of benefit that is greater than fifty percent likely to be realized upon ultimate settlement. Th
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life		2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life		10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		7 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		12 years
Office and Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		2 years
Office and Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		5 years
Lab Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Lab Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		12 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years
Software for Internal Use [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Software for Internal Use [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		7 years
Software for External Use [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years